SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Asset	Dec. 31, 2017 USD ($)
Segmented Information
Total number of mines aggregated as one reportable segment for Kupol | Asset	2
Revenue
Metal sales	$ 3,212.6	$ 3,303.0
Cost of sales
Production cost of sales	1,860.5	1,757.4
Depreciation, depletion and amortization	772.4	819.4
Impairment, net of reversals		21.5
Total cost of sales	2,632.9	2,598.3
Gross profit (loss)	579.7	704.7
Other operating expense	137.0	129.6
Exploration and business development	109.2	106.0
General and administrative	133.0	132.6
Operating earnings	200.5	336.5
Other income (expense) - net	3.2	188.1
Equity in losses of joint ventures	(0.3)
Equity in losses of joint ventures and associate	(0.3)	(1.3)
Finance income	11.0	13.5
Finance expense	(101.2)	(117.8)
Earnings before tax	113.2	419.0
Property, plant and equipment	5,519.1	4,887.2
Total assets	8,063.8	8,157.2
Capital expenditures (accrual basis)	1,098.3	960.3
Corporate and other
Revenue
Metal sales	1.1	96.3
Cost of sales
Production cost of sales		36.8
Depreciation, depletion and amortization	6.3	8.9
Total cost of sales	6.3	45.7
Gross profit (loss)	(5.2)	50.6
Other operating expense	36.7	34.9
Exploration and business development	58.0	53.8
General and administrative	133.0	132.6
Operating earnings	(232.9)	(170.7)
Property, plant and equipment	340.9	298.8
Total assets	914.8	1,446.7
Capital expenditures (accrual basis)	5.8	5.0
Fort Knox
Revenue
Metal sales	325.5	481.1
Cost of sales
Production cost of sales	214.4	239.9
Depreciation, depletion and amortization	109.7	86.6
Impairment, net of reversals		(88.6)
Total cost of sales	324.1	237.9
Gross profit (loss)	1.4	243.2
Other operating expense	38.2	9.5
Exploration and business development	4.7	9.0
Operating earnings	(41.5)	224.7
Property, plant and equipment	363.3	354.1
Total assets	590.1	559.1
Capital expenditures (accrual basis)	95.1	110.2
Round Mountain
Revenue
Metal sales	483.9	552.2
Cost of sales
Production cost of sales	277.6	302.5
Depreciation, depletion and amortization	51.0	107.4
Total cost of sales	328.6	409.9
Gross profit (loss)	155.3	142.3
Exploration and business development	1.2	2.6
Operating earnings	154.1	139.7
Property, plant and equipment	433.9	286.2
Total assets	583.9	460.2
Capital expenditures (accrual basis)	196.5	97.1
Bald Mountain
Revenue
Metal sales	403.9	331.5
Cost of sales
Production cost of sales	174.1	168.9
Depreciation, depletion and amortization	99.7	83.5
Total cost of sales	273.8	252.4
Gross profit (loss)	130.1	79.1
Other operating expense	7.9	1.1
Exploration and business development	11.5	9.5
Operating earnings	110.7	68.5
Property, plant and equipment	513.5	422.2
Total assets	686.1	612.2
Capital expenditures (accrual basis)	161.1	90.4
Paracatu
Revenue
Metal sales	663.1	447.0
Cost of sales
Production cost of sales	430.5	310.2
Depreciation, depletion and amortization	148.9	127.0
Impairment, net of reversals		253.0
Total cost of sales	579.4	690.2
Gross profit (loss)	83.7	(243.2)
Other operating expense	13.8	20.1
Operating earnings	69.9	(263.3)
Property, plant and equipment	1,585.8	1,383.1
Total assets	1,832.8	1,646.5
Capital expenditures (accrual basis)	96.0	121.6
Maricunga
Revenue
Metal sales	113.6	52.0
Cost of sales
Production cost of sales	65.7	19.9
Depreciation, depletion and amortization	4.0	4.6
Total cost of sales	69.7	24.5
Gross profit (loss)	43.9	27.5
Other operating expense	(1.3)	6.1
Exploration and business development	0.1	0.1
Operating earnings	45.1	21.3
Property, plant and equipment	39.5	39.5
Total assets	126.6	171.3
Capital expenditures (accrual basis)		1.4
Kupol
Revenue
Metal sales	627.7	726.9
Cost of sales
Production cost of sales	288.2	300.9
Depreciation, depletion and amortization	133.5	184.2
Total cost of sales	421.7	485.1
Gross profit (loss)	206.0	241.8
Other operating expense	(0.4)	(0.3)
Exploration and business development	19.2	17.1
Operating earnings	187.2	225.0
Property, plant and equipment	418.4	474.7
Total assets	1,054.9	1,164.5
Capital expenditures (accrual basis)	63.6	54.1
Kettle River - Buckhorn | Corporate and other
Revenue
Metal sales	1.1	96.3
Cost of sales
Operating earnings	(8.4)	43.4
Tasiast
Revenue
Metal sales	307.8	298.4
Cost of sales
Production cost of sales	237.3	178.2
Depreciation, depletion and amortization	95.5	78.6
Impairment, net of reversals		(142.9)
Total cost of sales	332.8	113.9
Gross profit (loss)	(25.0)	184.5
Other operating expense	52.4	60.0
Exploration and business development	8.5	5.7
Operating earnings	(85.9)	118.8
Property, plant and equipment	1,591.6	1,296.0
Total assets	1,940.6	1,580.3
Capital expenditures (accrual basis)	454.7	434.5
Chirano
Revenue
Metal sales	286.0	317.6
Cost of sales
Production cost of sales	172.7	200.1
Depreciation, depletion and amortization	123.8	138.6
Total cost of sales	296.5	338.7
Gross profit (loss)	(10.5)	(21.1)
Other operating expense	(10.3)	(1.8)
Exploration and business development	6.0	8.2
Operating earnings	(6.2)	(27.5)
Property, plant and equipment	232.2	332.6
Total assets	334.0	516.4
Capital expenditures (accrual basis)	$ 25.5	$ 46.0